Herzfeld Caribbean Basin Fund, Inc.

Schedule of Investments as of March 31, 2022 (unaudited)

Shares or Principal Amount	Description	Fair Value

Common Stocks – 99.32% of net assets

Aerospace and Defense – 4.05%

96,418	Aersale Corp.*	$1,515,691

Airlines – 4.52%

20,250	Copa Holdings, S.A.*	$1,693,710

Banking and finance – 20.07%

20,280	Bancolombia, S.A.	865,145
52,089	Banco Latinoamericano de Comercio Exterior, S.A.	811,547
16,956	Evertec, Inc.	694,009
200,211	First BanCorp. (Puerto Rico)	2,626,768
30,814	Popular, Inc.	2,518,736

Communications – 1.70%

10,698	América Móvil, S.A.B. de C.V. Series L ADR	226,263
209,144	América Móvil, S.A.B. de C.V.	221,542
479,175	Fuego Enterprises, Inc.*	14,375
207,034	Grupo Radio Centro S.A.B. de C.V.*	23,107
32,272	Spanish Broadcasting System, Inc.*	107,788
33,226	Telesites S.A.B. Series B-1	42,345

Construction and related – 23.54%

220,645	Cemex, S.A.B. de C.V. ADR*	1,167,212
20	Ceramica Carabobo Class A ADR*	–
4,000	Martin Marietta Material	1,539,560
43,686	MasTec, Inc.*	3,805,051
77,117	PGT Innovations, Inc.*	1,386,564
5,000	Vulcan Materials	918,500

Herzfeld Caribbean Basin Fund, Inc.

Schedule of Investments as of March 31, 2022 (continued)

Shares or Principal Amount	Description	Fair Value

Food, beverages and tobacco – 6.61%

503,164	Becle, S.A.B. de C.V.	1,232,936
18,900	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	156,913
13,110	Fomento Económico Mexicano, S.A.B. de C.V. ADR	1,086,164

Housing – 2.71%

12,500	Lennar Corporation	1,014,625

Investment companies – 0.00%

70,000	Waterloo Investment Holdings Ltd.*[1]	–

Leisure – 13.52%

17,559	Carnival Corporation*	355,043
6,745	Marriott Vacations Worldwide Corporation	1,063,686
91,717	Norwegian Cruise Line Holdings Ltd.*	2,006,768
19,570	Royal Caribbean Cruises Ltd.*	1,639,575

Mining – 0.06%

3,872	Grupo México, S.A.B. de C.V. Series B	23,116

Retail – 2.52%

1,270	Grupo Elektra, S.A.B. de C.V. Series CPO	82,271
210,222	Wal-Mart de México, S.A.B. de C.V. Series V	861,459

Transportation Infrastructure – 3.48%

1,270	Grupo Aeroportuario ADR*	1,301,900

Trucking and marine freight – 1.54%

137	Seaboard Corporation	576,152

Shares or Principal Amount	Description	Fair Value

Utilities – 13.66%

23,200	Caribbean Utilities Ltd. Class A	$ 345,680
44,092	Consolidated Water Company Ltd.	487,657
700	Cuban Electric Company*[1]	–
26,976	NextEra Energy, Inc.	2,285,137
46,911	New Fortress Energy, Inc., Class A	1,998,878

Other – 1.34%

55,921	Margo Caribe, Inc.*	503,289
79	Siderurgica Venezolana Sivensa, S.A. Series B*[1]	–
Total common stocks (cost $23,612,483)	37,199,162

Bonds – 0.00% of net assets

$16,500	Republic of Cuba - 4.5%, 1977 - in default*[1]	–
Total bonds (cost $63,038)	–

Money Market Securities – 0.16%

60,991	Federated Hermes Government Obligations Fund, Institutional Class, 0.14%[2]	60,991
Total Money Market Securities	60,991

Total investments (cost $23,736,512) – 99.48% of net assets	$ 37,260,153

Other assets in excess of liabilities – 0.52% of net assets	195,987

Net assets - 100%	$ 37,456,140

[1] Securities have been fair valued in good faith using fair value methodology approved by the Board of Directors. Fair valued securities comprised 0.00% of net assets
[2] Rate disclosed is the seven day effective yield as of March 31, 2022.

* Non-income producing